Finance (expense)/ income	6 Months Ended
Jun. 30, 2025
Disclosure Of Financial Income Expense [Abstract]
Finance (expense)/ income

6. Finance (expense)/ income

	For the three months ended June 30,		For the six months ended June 30,
	2025	2024	2025	2024
	€	€	€	€
Foreign exchange differences	(5,867,219)	2,616,719	(10,889,757)	3,138,970
Interest and other income over bank balances	1,000,543	2,114,635	2,197,192	2,178,556
Other finance expenses	(38,131)	(9,803)	(64,087)	(17,755)
	(4,904,807)	4,721,551	(8,756,652)	5,299,771